Lease Receivables - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
TA Triumph-Adler GmbH | Cash Received from Transfer Included in Long-Term Debt
Leases Disclosure [Line Items]
Capital lease receivables	¥ 26,056	¥ 23,616
Minimum
Leases Disclosure [Line Items]
Lease receivable collection terms	1 year
Maximum
Leases Disclosure [Line Items]
Lease receivable collection terms	6 years